Debt - mexico bank loan (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 12,901	€ 15,597	€ 14,528	€ 17,971
Mexico Bank Loan
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 200		€ 300
1-Month LIBOR | Mexico Bank Loan
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.35%